Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 946,153	$ 923,808	$ 181,262
Accrued expenses	569,471	417,302	70,493
Others	26,658	34,474	12,436
Accounts Payable and Accrued Liabilities	$ 1,542,282	$ 1,375,584	$ 264,191